Supplemental guarantor information required under SEC regulations (Tables) - UBS AG	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entity [Table]
Schedule Of Condensed Income Statement [Table Text Block]
Supplemental guarantor consolidated

income statement
USD m
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated)
For the year ended

31 December 2022
Interest income from financial instruments measured

at amortized cost and
fair value through other comprehensive

income
4,824 3,894 4,661 (1,575) 11,803
Interest expense from financial instruments measured

at amortized cost
(5,449) (736) (2,604) 2,093 (6,696)
Net interest income from financial instruments measured

at fair value through
profit or loss and other 881 546 431 (449) 1,410
Net interest income 257 3,704 2,488 68 6,517
Other net income from financial instruments measured

at fair value through
profit or loss 5,541 900 940 112 7,493
Fee and commission income 2,875 4,865 13,766 (660) 20,846
Fee and commission expense (684) (464) (1,327) 652 (1,823)
Net fee and commission income 2,191 4,401 12,439 (8) 19,023
Other income 6,732 203 3,329 (8,382) 1,882
Total revenues 14,721 9,208 19,197 (8,210) 34,915
Credit loss expense / (release) (17) 50 (3) (1) 29
Personnel expenses 3,251 1,995 9,835 0 15,080
General and administrative expenses 3,374 3,258 5,029 (2,660) 9,001
Depreciation, amortization and impairment of non

-financial assets
871 340 744 (109) 1,845
Operating expenses 7,496 5,592 15,607 (2,769) 25,927
Operating profit / (loss) before

tax
7,242 3,566 3,592 (5,440) 8,960
Tax expense / (benefit) (28) 638 1,083 151 1,844
Net profit / (loss) 7,270 2,928 2,509 (5,592) 7,116
Net profit / (loss) attributable to non-controlling

interests
0 0 32 0 32
Net profit / (loss) attributable to shareholders 7,270 2,928 2,477 (5,592) 7,084
1 Amounts presented

for UBS AG

standalone and

UBS Switzerland AG

standalone represent

IFRS standalone

information. Refer

to the UBS AG

standalone and

UBS Switzerland AG

standalone financial

statements
under “Complementary

financial

information”

at ubs.com/investors

for information

prepared

in accordance

with

Swiss

GAAP.

2

The

”Other

subsidiaries“

column

includes

consolidated

information

for the
UBS Americas Holding LLC,

UBS Europe SE and UBS Asset

Management AG significant

sub-groups, as well

as standalone information

for other subsidiaries.

Supplemental guarantor consolidated

income statement
USD m
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated)
For the year ended

31 December 2021
Interest income from financial instruments measured

at amortized cost and
fair value through other comprehensive

income
3,130 3,652 2,456 (703) 8,534
Interest expense from financial instruments measured

at amortized cost
(2,847) (520) (1,024) 1,025 (3,366)
Net interest income from financial instruments measured

at fair value through
profit or loss and other 1,229 254 228 (274) 1,437
Net interest income 1,512 3,386 1,660 48 6,605
Other net income from financial instruments measured

at fair value through
profit or loss 3,751 807 1,369 (83) 5,844
Fee and commission income 3,837 5,204 16,151 (770) 24,422
Fee and commission expense (810) (481) (1,450) 755 (1,985)
Net fee and commission income 3,027 4,723 14,702 (14) 22,438
Other income 7,555 221 1,560 (8,396) 941
Total revenues 15,845 9,137 19,291 (8,445) 35,828
Credit loss expense / (release) (65) (98) (10) 24 (148)
Personnel expenses 3,401 2,098 10,161 1 15,661
General and administrative expenses 4,255 3,442 4,474 (2,696) 9,476
Depreciation, amortization and impairment of non

-financial assets
949 285 755 (114) 1,875
Operating expenses 8,605 5,825 15,390 (2,809) 27,012
Operating profit / (loss) before

tax
7,305 3,409 3,910 (5,660) 8,964
Tax expense / (benefit) 203 622 1,090 (11) 1,903
Net profit / (loss) 7,102 2,788 2,820 (5,649) 7,061
Net profit / (loss) attributable to non-controlling

interests
0 0 29 0 29
Net profit / (loss) attributable to shareholders 7,102 2,788 2,792 (5,649) 7,032
1 Amounts presented

for UBS AG

standalone and UBS

Switzerland AG

standalone represent

IFRS standalone

information. Refer to

the UBS AG

standalone and UBS

Switzerland AG

standalone financial

statements
under “Complementary

financial information”

at ubs.com/investors

for information

prepared in

accordance

with Swiss

GAAP.

2 The

”Other subsidiaries“

column includes

consolidated

information

for the

UBS
Americas Holding LLC,

UBS Europe SE and UBS Asset

Management AG significant

sub-groups, as well

as standalone information

for other subsidiaries.

Supplemental guarantor consolidated

income statement
USD m
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated)
For the year ended

31 December 2020
Interest income from financial instruments measured

at amortized cost and
fair value through other comprehensive

income
3,386 3,636 2,612 (818) 8,816
Interest expense from financial instruments measured

at amortized cost
(3,694) (513) (1,261) 1,134 (4,333)
Net interest income from financial instruments measured

at fair value through
profit or loss and other 1,103 164 311 (273) 1,305
Net interest income 794 3,288 1,662 43 5,788
Other net income from financial instruments measured

at fair value through
profit or loss 4,857 911 1,044 118 6,930
Fee and commission income 3,731 4,585 13,651 (984) 20,982
Fee and commission expense (644) (829) (1,263) 961 (1,775)
Net fee and commission income 3,087 3,756 12,388 (23) 19,207
Other income 4,671 233 2,585 (5,941) 1,549
Total revenues 13,410 8,188 17,679 (5,803) 33,474
Credit loss expense / (release) 352 286 56 0 695
Personnel expenses 3,458 2,017 9,211 0 14,686
General and administrative expenses 3,507 3,313 4,147 (2,481) 8,486
Depreciation, amortization and impairment of non

-financial assets
1,013 261 750 (115) 1,909
Operating expenses 7,978 5,591 14,108 (2,596) 25,081
Operating profit / (loss) before

tax
5,079 2,311 3,515 (3,207) 7,699
Tax expense / (benefit) 238 444 912 (107) 1,488
Net profit / (loss) 4,840 1,868 2,603 (3,100) 6,211
Net profit / (loss) attributable to non-controlling

interests
0 0 15 0 15
Net profit / (loss) attributable to shareholders 4,840 1,868 2,588 (3,100) 6,196
1 Amounts presented

for UBS AG

standalone and

UBS Switzerland AG

standalone represent

IFRS standalone

information. Refer

to the UBS

AG standalone

and UBS Switzerland

AG standalone

financial

statements
under “Complementary

financial information”

at ubs.com/investors

for information

prepared in

accordance

with Swiss

GAAP.

2 The

”Other subsidiaries“

column includes

consolidated information

for the

UBS
Americas Holding LLC,

UBS Europe SE and UBS Asset

Management AG significant

sub-groups, as well

as standalone information

for other subsidiaries.

Condensed Statement Of Comprehensive Income [Table Text Block]
Supplemental guarantor consolidated

statement of comprehensive income
USD m
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated)
For the year ended

31 December 2022
Comprehensive income attributable to shareholders
Net profit / (loss) 7,270 2,928 2,477 (5,592) 7,084
Other comprehensive income
Other comprehensive income that

may be reclassified to the income
statement
Foreign currency translation, net

of tax
(114) (197) (506) 298 (519)
Financial assets measured at fair value through

other comprehensive
income, net of tax
3
(3) 0 9 0 6
Cash flow hedges, net of tax
(2,791) (1,359) (631) (12) (4,793)
Cost of hedging, net of tax 45 45
Total other comprehensive

income that may be reclassified to

the
income statement, net of tax (2,863) (1,555) (1,128) 286 (5,260)
Other comprehensive income that will not

be reclassified to the
income statement
Defined benefit plans, net of tax 170 (112) 23 0 81
Own credit on financial liabilities designated at fair value,

net of tax
796 796
Total other comprehensive

income that will not be reclassified to the
income statement, net of tax
966 (112) 23 0 877
Total other comprehensive

income
(1,897) (1,667) (1,104) 286 (4,383)
Total comprehensive

income attributable to shareholders
5,373 1,261 1,373 (5,306) 2,701
Total comprehensive income attributable to

non-controlling interests
18 18
Total comprehensive

income
5,373 1,261 1,391 (5,306) 2,719
1 Amounts presented

for UBS AG

standalone and

UBS Switzerland

AG standalone

represent IFRS

standalone information.

Refer to the

UBS AG standalone

and UBS Switzerland

AG standalone

financial statements
under “Complementary

financial information”

at ubs.com/investors

for information

prepared in

accordance

with Swiss

GAAP.

2 The

”Other subsidiaries“

column includes

consolidated information

for the

UBS
Americas Holding

LLC, UBS

Europe SE

and UBS

Asset Management

AG significant

sub-groups, as

well as

standalone information

for other

subsidiaries.

3 Effective

1 April 2022,

a portfolio

of assets previously
classified as Financial assets

measured at fair value through

other comprehensive income was

reclassified to Other financial

assets measured at amortized

cost. Refer to Note 1b for

more information.

Supplemental guarantor consolidated

statement of comprehensive income
USD m
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated)
For the year ended

31 December 2021
Comprehensive income attributable to

shareholders
Net profit / (loss) 7,102 2,788 2,792 (5,649) 7,032
Other comprehensive income
Other comprehensive income that

may be reclassified to the income
statement
Foreign currency translation, net

of tax
(1) (419) (607) 517 (510)
Financial assets measured at fair value through

other comprehensive
income, net of tax 0 (157) 0 (157)
Cash flow hedges, net of tax
(1,129) (279) (250) (17) (1,675)
Cost of hedging, net of tax (26) (26)
Total other comprehensive

income that may be reclassified to

the
income statement, net of tax (1,155) (699) (1,014) 500 (2,368)
Other comprehensive income that will not

be reclassified to the
income statement
Defined benefit plans, net of tax 170 (135) 67 0 102
Own credit on financial liabilities designated at fair value,

net of tax
46 46
Total other comprehensive

income that will not be reclassified to the
income statement, net of tax
217 (135) 67 0 148
Total other comprehensive

income
(939) (834) (947) 500 (2,220)
Total comprehensive

income attributable to shareholders
6,163 1,954 1,845 (5,149) 4,813
Total comprehensive income attributable to

non-controlling interests
13 13
Total comprehensive

income
6,163 1,954 1,858 (5,149) 4,826
1 Amounts presented

for UBS AG

standalone and

UBS Switzerland AG

standalone represent

IFRS standalone

information. Refer

to the UBS

AG standalone

and UBS Switzerland

AG standalone

financial statements
under “Complementary

financial information”

at ubs.com/investors

for information

prepared in

accordance

with Swiss

GAAP.

2 The

”Other subsidiaries“

column includes

consolidated information

for the

UBS
Americas Holding LLC,

UBS Europe SE and UBS Asset

Management AG significant

sub-groups, as well

as standalone information

for other subsidiaries.

Supplemental guarantor consolidated

statement of comprehensive income
USD m
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated)
For the year ended

31 December 2020
Comprehensive income attributable to shareholders
Net profit / (loss) 4,840 1,868 2,588 (3,100) 6,196
Other comprehensive income
Other comprehensive income that

may be reclassified to the income
statement
Foreign currency translation, net

of tax
81 1,228 690 (969) 1,030
Financial assets measured at fair value through

other
comprehensive income, net of tax 0 0 137 0 136
Cash flow hedges, net of tax 902 26 101 (18) 1,011
Cost of hedging, net of tax (13) (13)
Total other comprehensive

income that may be reclassified to

the
income statement, net of tax
971 1,254 928 (988) 2,165
Other comprehensive income that will not

be reclassified to the
income statement
Defined benefit plans, net of tax (67) (107) 40 0 (134)
Own credit on financial liabilities designated at fair value,

net of tax
(293) (293)
Total other comprehensive

income that will not be reclassified to
the income statement, net of tax (360) (107) 40 0 (427)
Total other comprehensive

income
611 1,147 968 (988) 1,738
Total comprehensive

income attributable to shareholders
5,451 3,015 3,556 (4,088) 7,934
Total comprehensive income attributable to

non-controlling interests
36 36
Total comprehensive

income
5,451 3,015 3,592 (4,088) 7,970
1 Amounts presented

for UBS AG

standalone and UBS

Switzerland AG

standalone represent

IFRS standalone

information. Refer to

the UBS AG

standalone and UBS

Switzerland AG

standalone financial

statements
under “Complementary

financial information”

at ubs.com/investors

for information

prepared in

accordance

with Swiss

GAAP.

2 The

”Other subsidiaries“

column includes

consolidated

information

for the

UBS
Americas Holding LLC,

UBS Europe SE and UBS Asset

Management AG significant

sub-groups, as well

as standalone information

for other subsidiaries.

Schedule Of Condensed Balance Sheet [Table Text Block]
Supplemental guarantor consolidated

balance sheet
USD m
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) As of 31 December 2022
Assets
Cash and balances at central banks 48,689 84,465 36,291 0 169,445
Loans and advances to banks 39,691 6,357 19,063 (50,441) 14,671
Receivables from securities financing transactions

measured at
amortized cost
51,493 903 34,110 (18,691) 67,814
Cash collateral receivables on derivative

instruments
35,594 1,221 10,074 (11,856) 35,033
Loans and advances to customers 90,168 229,861 101,231 (31,233) 390,027
Other financial assets measured at amortized cost 24,005 9,532 21,880 (2,029) 53,389
Total financial assets

measured at amortized cost
289,641 332,339 222,649 (114,250) 730,379
Financial assets at fair value held for trading 95,810 173 13,899 (1,848) 108,034 of which: assets pledged as collateral that may be
sold or repledged by counterparties 41,056 0 5,578 (9,892) 36,742
Derivative financial instruments 149,447 5,925 35,106 (40,368) 150,109
Brokerage receivables 9,763 0 7,814 0 17,576
Financial assets at fair value not held for trading 45,302 4,354 26,843 (17,091) 59,408
Total financial assets

measured at fair value through profit or

loss
300,321 10,453 83,661 (59,308) 335,127
Financial assets measured at

fair value

through other comprehensive income 1,953 0 286 0 2,239
Investments in subsidiaries and associates 54,323 33 0 (53,255) 1,101
Property, equipment

and software
5,852 1,654 4,077 (267) 11,316
Goodwill and intangible assets 213 0 6,050 5 6,267
Deferred tax assets 1,624 276 7,470 (16) 9,354
Other non-financial assets 6,930 1,768 951 4 9,652
Total assets 660,856 346,522 325,144 (227,087) 1,105,436
Liabilities
Amounts due to banks

41,395 37,123 51,555 (118,477) 11,596
Payables from securities financing

transactions measured at
amortized cost
9,425 247 13,303 (18,774) 4,202
Cash collateral payables on derivative instruments 35,528 1,518 11,191 (11,800) 36,436
Customer deposits 98,628 273,316 132,619 22,608 527,171
Funding from UBS Group AG

56,147 0 0 56,147
Debt issued measured at amortized cost 50,706 8,965 1 (173) 59,499
Other financial liabilities measured at amortized cost 4,903 2,221 5,554 (2,287) 10,391
Total financial liabilities measured

at amortized cost
296,733 323,391 214,222 (128,903) 705,442
Financial liabilities at fair value held for trading 25,059 183 5,843 (1,570) 29,515
Derivative financial instruments 153,778 6,177 35,314 (40,363) 154,906
Brokerage payables designated at

fair value
32,346 0 12,746 (7) 45,085
Debt issued designated at fair value 71,444 0 508 (110) 71,842
Other financial liabilities designated at fair value 17,888 0 17,074 (2,928) 32,033
Total financial liabilities measured

at fair value through profit or

loss
300,514 6,360 71,484 (44,977) 333,382
Provisions 1,904 239 1,041 (2) 3,183
Other non-financial liabilities 1,630 1,019 3,742 98 6,489
Total liabilities 600,782 331,009 290,490 (173,785) 1,048,496
Equity attributable to shareholders 60,075 15,513 34,313 (53,303) 56,598
Equity attributable to non-controlling

interests
342 0 342
Total equity 60,075 15,513 34,655 (53,303) 56,940
Total liabilities and

equity
660,856 346,522 325,144 (227,087) 1,105,436
1 Amounts presented for

UBS AG standalone

and UBS Switzerland

AG standalone

represent IFRS

standalone information.

Refer to the UBS

AG standalone

and UBS Switzerland

AG standalone

financial statements,
available under “Complementary

financial information”

at ubs.com/investors,

for information prepared

in accordance with Swiss

GAAP.

2 The ”Other subsidiaries“

column includes consolidated

information for the
UBS Americas Holding LLC,

UBS Europe SE and UBS Asset

Management AG significant

sub-groups, as well

as standalone information

for other subsidiaries.

Supplemental guarantor consolidated

balance sheet
USD m
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) As of 31 December 2021
Assets
Cash and balances at central banks 53,839 91,031 47,946 192,817
Loans and advances to banks 39,681 7,066 19,858 (51,245) 15,360
Receivables from securities financing transactions

measured at
amortized cost 50,566 5,438 40,585 (21,577) 75,012
Cash collateral receivables on derivative

instruments
29,939 779 10,314 (10,518) 30,514
Loans and advances to customers 101,458 230,170 93,252 (26,188) 398,693
Other financial assets measured at amortized cost 8,902 6,828 12,377 (1,870) 26,236
Total financial assets

measured at amortized cost
284,385 341,312 224,332 (111,397) 738,632
Financial assets at fair value held for trading 116,370 79 16,740 (2,156) 131,033 of which: assets pledged as collateral that

may be sold or repledged by counterparties 47,891 0 6,073 (10,568) 43,397
Derivative financial instruments 113,426 4,199 35,567 (35,047) 118,145
Brokerage receivables 14,563 7,283 (7) 21,839
Financial assets at fair value not held for trading 37,532 5,413 33,940 (17,243) 59,642
Total financial assets

measured at fair value through profit or

loss
281,891 9,691 93,531 (54,454) 330,659
Financial assets measured at

fair value

through other comprehensive income 1,007 7,837 8,844
Investments in subsidiaries and associates 54,204 37 40 (53,038) 1,243
Property, equipment

and software
6,501 1,456 4,048 (293) 11,712
Goodwill and intangible assets 213 6,138 28 6,378
Deferred tax assets 936 7,903 8,839
Other non-financial assets 5,757 2,424 1,656 (1) 9,836
Total assets 634,894 354,921 345,484 (219,154) 1,116,145
Liabilities
Amounts due to banks

34,691 33,453 50,405 (105,448) 13,101
Payables from securities financing

transactions measured at
amortized cost 16,711 526 9,910 (21,615) 5,533
Cash collateral payables on derivative instruments 30,260 153 11,845 (10,458) 31,801
Customer deposits 101,093 286,488 142,967 14,287 544,834
Funding from UBS Group AG 57,295 57,295
Debt issued measured at amortized cost 73,045 9,460 (73) 82,432
Other financial liabilities measured at amortized cost 4,477 2,477 5,057 (2,245) 9,765
Total financial liabilities measured

at amortized cost
317,572 332,556 220,184 (125,551) 744,762
Financial liabilities at fair value held for trading 25,711 372 7,652 (2,046) 31,688
Derivative financial instruments 116,588 4,053 35,731 (35,063) 121,309
Brokerage payables designated at

fair value
30,497 13,548 (1) 44,045
Debt issued designated at fair value 70,660 785 14 71,460
Other financial liabilities designated at fair value 11,127 24,454 (3,167) 32,414
Total financial liabilities measured

at fair value through profit or

loss
254,584 4,425 82,171 (40,263) 300,916
Provisions 2,023 297 1,153 (21) 3,452
Other non-financial liabilities 1,799 1,278 5,528 (33) 8,572
Total liabilities 575,978 338,556 309,036 (165,868) 1,057,702
Equity attributable to shareholders 58,916 16,365 36,108 (53,287) 58,102
Equity attributable to non-controlling

interests
340 340
Total equity 58,916 16,365 36,448 (53,287) 58,442
Total liabilities and

equity
634,894 354,921 345,484 (219,154) 1,116,145
1 Amounts presented for

UBS AG standalone

and UBS Switzerland

AG standalone

represent IFRS

standalone information.

Refer to the

UBS AG standalone

and UBS Switzerland

AG standalone

financial statements,
available under “Complementary

financial information”

at ubs.com/investors,

for information prepared

in accordance with Swiss

GAAP.

2 The ”Other subsidiaries“

column includes consolidated

information for the
UBS Americas Holding LLC,

UBS Europe SE and UBS Asset

Management AG significant

sub-groups, as well

as standalone information

for other subsidiaries.

Schedule Of Condensed Cash Flow Statement [Table Text Block]
Supplemental guarantor consolidated

statement of cash flows
USD m
UBS AG
1
UBS
Switzerland AG
1
Other

subsidiaries
1
UBS AG
(consolidated)
For the year ended

31 December 2022
Net cash flow from / (used in) operating

activities
17,286 (1,165) (5,491) 10,630
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets 0 (3) 0 (3)
Disposal of subsidiaries, associates and intangible

assets
2
157 453 1,120 1,729
Purchase of property,

equipment and software
(562) (292) (624) (1,478)
Disposal of property, equipment

and software
161 0 0 161
Purchase of financial assets measured at fair value through

other comprehensive income
(4,131) 0 (652) (4,783)
Disposal and redemption of financial assets measured at

fair value through other comprehensive
income 3,188 0 896 4,084
Net (purchase) / redemption of debt securities measured

at amortized cost
(8,159) (1,820) (2,013) (11,993)
Net cash flow from / (used in)

investing activities
(9,346) (1,663) (1,274) (12,283)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid) (12,215) (3) (31) (12,249)
Distributions paid on UBS AG shares (4,200) 0 0 (4,200)
Issuance of debt designated at fair value and long

-term debt measured at amortized cost
3
78,866 550 41 79,457
Repayment of debt designated at fair value and

long-term debt measured at amortized cost
3
(66,526) (860) (284) (67,670)
Net cash flows from other financing activities (258) 0 (337) (595)
Net activity related to group internal capital transactions

and dividends
5,217 (2,088) (3,128) 0
Net cash flow from / (used in)

financing activities
884 (2,401) (3,740) (5,257)
Total

cash flow
Cash and cash equivalents at the beginning

of the year
57,895 92,799 57,061 207,755
Net cash flow from / (used in) operating, investing

and financing activities
8,824 (5,229) (10,505) (6,911)
Effects of exchange rate differences on cash and

cash equivalents
(3,111) (1,338) (1,196) (5,645)
Cash and cash equivalents at the end

of the year
4
63,608 86,232 45,359 195,200
of which: cash and balances at central banks 48,607 84,465 36,291 169,363 of which: loans and advances to banks 2,957 1,550 8,821 13,329 of which: money market paper
5
12,044 216 248 12,508
1 Cash flows generally

represent a third

-party view from a

UBS AG consolidated

perspective, except

for Net activity

related to group

internal capital

transactions and

dividends.

2 Includes cash

proceeds from the
sales of:

UBS AG’s

shareholding in Mitsubishi Corp.

-UBS Realty Inc.; UBS AG

’s wholly owned

subsidiary UBS Swiss Financial

Advisers AG (including

a loan portfolio in

UBS Switzerland AG);

UBS AG’s US

alternative
investments administration

business; and

UBS AG’s

domestic wealth

management business

in Spain.

Also includes

dividends received

from associates.

3 Includes

funding from

UBS Group

AG to

UBS AG.

4 Balances with an

original maturity of

three months

or less. USD
4,253
m of cash and cash

equivalents were restricted.

5 Money

market paper is included

in the balance

sheet under

Financial assets at fair

value
held for trading, Financial assets

measured at fair value

through other comprehensive

income, Financial

assets at fair value

not held for trading and Other

financial assets measured at

amortized cost.

Supplemental guarantor consolidated

statement of cash flows
USD m
UBS AG
1
UBS
Switzerland AG
1
Other

subsidiaries
1
UBS AG
(consolidated)
For the year ended

31 December 2021
Net cash flow from / (used in) operating

activities
5,714 2,131 22,718 30,563
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets 0 (1) 0 (1)
Disposal of subsidiaries, associates and intangible

assets
2
16 0 577 593
Purchase of property,

equipment and software
(656) (276) (650) (1,581)
Disposal of property, equipment

and software
294 0 1 295
Purchase of financial assets measured at fair value through

other comprehensive income
(1,006) 0 (4,795) (5,802)
Disposal and redemption of financial assets measured at

fair value through other comprehensive
income 189 0 4,863 5,052
Net (purchase) / redemption of debt securities measured at amortized cost
(807) 772 (380) (415)
Net cash flow from / (used in)

investing activities
(1,970) 495 (385) (1,860)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid) (3,073) (21) 0 (3,093)
Distributions paid on UBS AG shares (4,539) 0 0 (4,539)
Issuance of debt designated at fair value and long

-term debt measured at amortized cost
3
97,250 1,177 193 98,619
Repayment of debt designated at fair value and

long-term debt measured at amortized cost
3
(78,385) (1,093) (320) (79,799)
Net cash flows from other financing activities (280) 0 20 (261)
Net activity related to group internal capital transactions

and dividends
5,240 (537) (4,702) 0
Net cash flow from / (used in)

financing activities
16,212 (475) (4,811) 10,927
Total

cash flow
Cash and cash equivalents at the beginning

of the year
39,400 93,342 40,689 173,430
Net cash flow from / (used in) operating, investing

and financing activities
19,957 2,151 17,523 39,630
Effects of exchange rate differences on cash and

cash equivalents
(1,462) (2,693) (1,151) (5,306)
Cash and cash equivalents at the end

of the year
4
57,895 92,799 57,061 207,755
of which: cash and balances at central banks 53,729 91,031 47,946 192,706 of which: loans and advances to banks 3,258 1,588 8,975 13,822 of which: money market paper
5
908 179 139 1,227
1 Cash flows generally

represent a third

-party view from

a UBS AG consolidated

perspective, except

for Net activity

related to group

internal capital transactions

and dividends.

2 Includes cash

proceeds from the
sale of the minority stake in

Clearstream Fund Centre

AG and dividends

received from associates.

3 Includes funding from

UBS Group AG to

UBS AG.

4 Balances with an original

maturity of three months

or less.
USD 3,408
m of cash and cash equivalents were

restricted.

5 Money market

paper is included in the balance sheet under

Financial assets at fair value held

for trading, Financial assets measured

at fair value through
other comprehensive income,

Financial assets at fair

value not held for trading

and Other financial assets

measured at amortized

cost.

Supplemental guarantor consolidated

statement of cash flows
USD m
UBS AG
1
UBS
Switzerland AG
1
Other

subsidiaries
1
UBS AG
(consolidated)
For the year ended

31 December 2020
Net cash flow from / (used in) operating

activities
(14,883) 24,661 26,804 36,581
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets 0 (3) (43) (46)
Disposal of subsidiaries, associates and intangible

assets
2
14 0 660 674
Purchase of property,

equipment and software
(714) (162) (697) (1,573)
Disposal of property, equipment

and software
361 0 3 364
Purchase of financial assets measured at fair value through

other comprehensive income
(77) 0 (6,213) (6,290)
Disposal and redemption of financial assets measured at

fair value through other comprehensive
income 79 0 4,451 4,530
Net (purchase) / redemption of debt securities measured

at amortized cost
(3,021) 132 (1,277) (4,166)
Net cash flow from / (used in)

investing activities
(3,357) (33) (3,117) (6,506)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid) 23,828 17 0 23,845
Distributions paid on UBS AG shares (3,848) 0 0 (3,848)
Issuance of debt designated at fair value and long

-term debt measured at amortized cost
3
78,867 1,057 229 80,153
Repayment of debt designated at fair value and

long-term debt measured at amortized cost
3
(86,204) (776) (118) (87,099)
Net cash flows from other financing activities (290) 0 (263) (553)
Net activity related to group internal capital transactions

and dividends
2,984 (1,307) (1,677) 0
Net cash flow from / (used in)

financing activities
15,336 (1,009) (1,829) 12,498
Total

cash flow
Cash and cash equivalents at the beginning

of the year
39,598 62,551 17,655 119,804
Net cash flow from / (used in) operating, investing

and financing activities
(2,905) 23,619 21,859 42,573
Effects of exchange rate differences on cash and

cash equivalents
2,706 7,171 1,175 11,053
Cash and cash equivalents at the end

of the year
4
39,400 93,342 40,689 173,430
of which: cash and balances at central banks 34,283 91,638 32,167 158,088 of which: loans and advances to banks 4,085 1,695 8,148 13,928 of which: money market paper
5
1,032 9 374 1,415
1 Cash flows generally

represent a third

-party view from

a UBS AG consolidated

perspective, except

for Net activity

related to group

internal capital transactions

and dividends.

2 Includes cash

proceeds from the
sale of the majority stake

in Fondcenter

AG and dividends received

from associates.

3 Includes funding from

UBS Group AG to

UBS AG.

4 Balances with an original

maturity of three months

or less. USD
3,828 m
of cash and

cash equivalents

were restricted.

5 Money

market paper

is included

in the

balance sheet

under Financial

assets at

fair value

held for trading,

Financial assets

measured at

fair value

through

other
comprehensive income,

Financial assets at fair value

not held for trading and Other

financial assets measured

at amortized cost.